Note 24 - Employee Benefits	12 Months Ended
Oct. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

24.     Employee Benefits

The Company sponsors various post-employment benefit plans including defined benefit and contribution pension plans, retirement compensation arrangements, and plans that provide extended health care coverage to retired employees in Canada.

Following the U.S. Internal Revenue Services’ approval on a proposed settlement of the Company’s defined benefit plan in the U.S. relating to the former MDS Pharma Services operations, the Company completed its lump-sum and annuity buyouts of all participants’ balances in this U.S. Pension plan and recorded a $7.0 million pension settlement loss in the first quarter of 2013.

Defined benefit pension plan

The defined benefit plan is based on the highest three or six average consecutive years of wages, and requires employee contributions.

On July 13, 2013, the Company completed the sale of its Targeted Therapies business (Note 3), which resulted in the termination of certain employees’ services earlier than previously expected. As the number of participants impacted by this divestiture was only nominal, the Company did not record a curtailment gain or any other change in estimates relating to its defined benefit plan during the third quarter of 2013.

In September 2013, the Company amended its defined benefit pension plan, such that pension benefits for existing active participants earned from January 1, 2014 onwards will no longer carry any entitlement to indexation, although there is an overall floor.  In connection with this plan amendment, the Company remeasured its year-end pension obligation reflecting this reduction in indexation going forward based on the year-end disclosure assumptions. The pension plan amendment and remeasurement resulted in a reduction in the Company's pension obligation of approximately $5 million.  This appears as an unrecognized prior service benefit in accumulated other comprehensive income that will be amortized into pension expense commencing in fiscal 2014 based on the expected average remaining service lifetime (EARSL) of active participants which, at year-end, was determined to be 10.7 years.

The plan is funded and the Company uses an October 31 measurement date for its plan. The most recent actuarial valuation for the Nordion pension plan for funding purposes was as of January 1, 2013. Based on this actuarial valuation, the Company expects funding requirements of approximately $16 million, including approximately $3 million of current service cost contributions, in each of the next five years to fund the regulatory solvency deficit. This is primarily a result of a decline in real interest rates, although asset values have increased. The actual funding requirements over the five-year period will be dependent on subsequent annual actuarial valuations. These amounts are estimates, which may change with actual investment performance, changes in interest rates, any pertinent changes in government regulations, and any voluntary contributions.

The components of net periodic pension cost (income) for these plans for fiscal 2013, 2012 and 2011 are as follows:

Years ended October 31	2013	2012	2011
Components of net periodic pension cost
Service cost	$3,758	$2,804	$2,719
Interest cost	11,932	12,263	11,994
Expected return on plan assets	(13,929)	(14,736)	(16,044)
Amortization of net actuarial loss	4,977	-	-
Net periodic pension cost (income)	$6,738	$331	$(1,331)

The following weighted average assumptions are used in the determination of the net periodic cost (income) and the projected benefit obligation:

Years ended October 31	2013	2012	2011
Projected benefit obligation
Discount rate	4.60%	4.25%	5.40%
Expected return on plan assets	5.75%	5.75%	6.00%
Rate of compensation increase	3.25%	3.25%	3.50%
Benefit cost
Discount rate	4.25%	5.40%	5.40%
Expected return on plan assets	5.75%	6.00%	6.50%
Rate of compensation increase	3.25%	3.50%	3.50%

Discount rate assumptions have been, and continue to be, based on the prevailing long-term, market interest rates at the measurement date.

The changes in the projected benefit obligation, fair value of plan assets, and the funded status of the plans are as follows:

As of October 31	2013	2012
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$286,491	$229,449
Service cost - pension	4,814	3,932
Interest cost	11,932	12,263
Benefits paid	(10,102)	(9,747)
Actuarial (gain) loss	(15,375)	50,801
Plan amendments	(5,220)	-
Foreign currency exchange rate changes	(11,697)	(207)
Projected benefit obligation, end of year	$260,843	$286,491
Change in fair value of plan assets
Fair value of plan assets, beginning of year	252,925	239,197
Actual return on plan assets	29,260	19,567
Benefits paid	(10,102)	(9,747)
Employer contributions	6,446	3,252
Employee contributions	1,056	1,128
Foreign currency exchange rate changes	(11,191)	(472)
Fair value of plan assets, end of year	$268,394	$252,925

Funded status – over/(under) at end of year	$7,551	$(33,566)

The funded status measured as the difference between the fair value of the plan assets and the projected benefit obligation for the Canadian plan are included in other long-term assets (Note 10) in the consolidated statements of financial position.

A reconciliation of the funded status to the net plan (liabilities) assets recognized in the consolidated statements of financial position is as follows:

As of October 31	2013	2012
Projected benefit obligation	$260,843	$286,491
Fair value of plan assets	268,394	252,925
Plan assets in excess of (less than) projected benefit obligation	7,551	(33,566)
Unrecognized prior service benefit	(5,220)	-
Unrecognized net actuarial loss	40,500	76,183
Net amount recognized at year end	$42,831	$42,617

Long-term pension assets	$7,551	$-
Non-current liabilities	-	(33,566)
Accumulative other comprehensive loss	35,280	76,183
Net amount recognized at year end	$42,831	$42,617

The following table illustrates the amounts in accumulated other comprehensive loss that has not yet been recognized as components of pension expense:

As of October 31	2013	2012
Net actuarial loss(a)	$35,280	$83,374
Deferred income taxes	(8,779)	(20,449)
Accumulated other comprehensive loss - net of tax	$26,501	$62,925

(a)

Net actuarial loss as of October 31, 2012, included a $7.2 million of unrecognized net actuarial loss for the former MDS Pharma Services’ defined benefit plan, which was settled in the first quarter of 2013.

The weighted average asset allocation of the Company’s pension plans is as follows:

	Target
Asset Category		2013	2012
Cash	0%	0.0%	0.0%
Fixed income	44%	41.0%	41.6%
Equities	56%	59.0%	58.4%
Total	100%	100.0%	100.0%

The Company maintains target allocation percentages among various asset classes based on investment policies established for the pension plans, which are designed to maximize the total rate of return (income and appreciation) after inflation, within the limits of prudent risk taking, while providing for adequate near-term liquidity for benefit payments. Such investment strategies have adopted an equity-based philosophy in order to achieve their long-term investment goals by investing in assets that often have uncertain returns, such as Canadian equities, foreign equities, and non-government bonds. However, it also attempts to reduce its overall level of risk by diversifying the asset classes and further diversifying within each individual asset class.

The Company’s expected return on asset assumptions are derived from studies conducted by actuaries and investment advisors. The studies include a review of anticipated future long-term performance of individual asset classes and consideration of the appropriate asset allocation strategy given the anticipated requirements of the plans to determine the average rate of earnings expected on the funds invested to provide for the pension plans benefits. While the study gives appropriate consideration to recent fund performance and historical returns, the assumption is primarily a long-term, prospective rate.

The following table provides a basis of fair value measurement for plan assets held by the Company’s pension plans that are measured at fair value on a recurring basis. See also the discussion of fair value hierarchy in Note 18.

As of October 31, 2013	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$-	$-	$-	$-
Debt securities	-	110,042	-	110,042
Equity securities	-	158,352	-	158,352
Other	-	-	-	-
Total	$-	$268,394	$-	$268,394

Expected future benefit payments are as follows:

Years ended October 31
2014			$10,355
2015			11,051
2016			11,528
2017			12,016
2018			12,598
2019	–	2023	70,089
			$127,637

Other benefit plans

Other benefit plans include a supplemental retirement arrangement, a retirement and termination allowance, and post-retirement benefit plans, which include contributory health and dental care benefits and contributory life insurance coverage. All non-pension post-employment benefit plans are unfunded.

The components of net periodic cost for these plans are as follows:

Years ended October 31	2013	2012	2011
Components of net periodic cost
Current service cost	$199	$186	$191
Interest cost	627	696	768
Recognized actuarial loss (gain)	45	(63)	(229)
Recognized past service cost	(48)	(49)	(50)
Net periodic cost	$823	$770	$680

The weighted average assumptions used to determine the net periodic pension cost and projected benefit obligation for these plans are as follows:

Years ended October 31	2013	2012	2011
Projected benefit obligation
Discount rate	4.50%	4.11%	5.11%
Rate of compensation increase	3.39%	3.75%	3.91%
Initial health care cost trend rate	8.98%	9.02%	9.06%
Ultimate health care cost trend rate	4.5%	4.50%	4.50%
Years until ultimate trend rate is reached	8	9	10
Benefit cost
Discount rate	4.11%	5.11%	5.13%
Rate of compensation increase	3.75%	3.91%	3.96%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have had the following impact in fiscal 2013:

	1% Increase	1% Decrease
Change in net benefit cost	$90	$(61)
Change in projected benefit obligation	$1,535	$(1,217)

The changes in the projected benefit obligation and the funded status of the plans are as follows:

As of October 31	2013	2012
Change in projected benefit obligation
Projected benefit obligation – beginning of year	$16,314	$14,328
Service cost	199	186
Interest cost	627	697
Benefits paid	(789)	(671)
Actuarial (gain) loss	(396)	1,795
Plan amendment	(61)	-
Foreign currency exchange rate changes	(675)	(21)
Projected benefit obligation – end of year	$15,219	$16,314

Funded status – under at end of year	$(15,219)	$(16,314)

A reconciliation of the funded status to the net plan liabilities recognized in the consolidated statements of financial position is as follows:

As of October 31	2013	2012
Projected benefit obligation	$(15,219)	$(16,314)
Fair value of plan assets	123	-
Plan assets less than projected benefit obligation	(15,096)	(16,314)
Unrecognized actuarial gains	(688)	(237)
Unrecognized past service benefit	(234)	(232)
Net amount recognized at year end	$(16,018)	$(16,783)

Non-current liabilities	$(15,096)	$(16,314)
Accumulative other comprehensive income	(922)	(469)
Net amount recognized at year end	$(16,018)	$(16,783)

The other benefit plan liabilities related to continuing operations are included within other long-term liabilities (Note 15).

As of October 31, 2013, the unrecognized actuarial gains and past service costs of $0.9 million (October 31, 2012 - $0.5 million), net of tax of $0.2 million (October 31, 2012 - $0.1 million) are included in accumulated other comprehensive income.

Based on the actuarial assumptions used to develop the Company’s benefit obligations as of October 31, 2013, the following benefit payments are expected to be made to plan participants:

Years ended October 31
2014			$703
2015			763
2016			776
2017			809
2018			869
2019	-	2023	5,040
Total			$8,960

During fiscal 2014, the Company expects to contribute approximately $0.7 million to the Company’s other benefit plans.

During fiscal 2013, the Company contributed $1.1 million to defined contribution plans on behalf of its employees (2012 - $1.3 million; 2011 - $1.2 million).